Note O - Fair Value of Financial Instruments - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities held to maturity	$ 16,234	$ 18,079
Reported Value Measurement [Member]
Cash and cash equivalents	71,180	74,573
Certificates of deposit in financial institutions	2,065	1,820
Securities available for sale	102,164	101,125
Securities held to maturity	15,816	17,581
Loans, net	770,324	761,820
Accrued interest receivable	2,638	2,503
Deposits	846,704	856,724
Other borrowed funds	39,713	35,949
Subordinated debentures	8,500	8,500
Accrued interest payable	1,255	792
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	71,180	74,573
Certificates of deposit in financial institutions	2,065	1,820
Securities available for sale	102,164	101,125
Securities held to maturity	16,234	18,079
Loans, net	766,784	760,746
Accrued interest receivable	2,638	2,503
Deposits	845,414	855,923
Other borrowed funds	37,644	34,810
Subordinated debentures	7,054	6,678
Accrued interest payable	1,255	792
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	71,180	74,573
Certificates of deposit in financial institutions
Securities available for sale
Securities held to maturity
Loans, net
Accrued interest receivable
Deposits	237,821	253,655
Other borrowed funds
Subordinated debentures
Accrued interest payable	3	4
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions	2,065	1,820
Securities available for sale	102,164	101,125
Securities held to maturity	7,625	9,020
Loans, net
Accrued interest receivable	312	268
Deposits	607,593	602,268
Other borrowed funds	37,644	34,810
Subordinated debentures	7,054	6,678
Accrued interest payable	1,252	788
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions
Securities available for sale
Securities held to maturity	8,609	9,059
Loans, net	766,784	760,746
Accrued interest receivable	2,326	2,235
Deposits
Other borrowed funds
Subordinated debentures
Accrued interest payable